Other Liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities

12. Other Liabilities
12.A Composition of Other Liabilities

As at December 31,	2022	2021
Accounts payable	$2,639	$1,866
Bank overdrafts and cash pooling	6	133
Repurchase agreements (Note 5)	2,725	2,324
Accrued expenses and taxes	4,213	4,265
Credit facilities	2,339	441
Borrowed funds(1)	403	432
Accrued post-retirement benefit liability (Note 25)	268	528
Secured borrowings from mortgage securitization (Note 5)	2,158	2,007
Lease liabilities	952	850
Other financial liabilities (Note 5)(2)	1,996	1,810
Obligations for securities borrowing	73	51
Collateralized loan obligation (Note 5)	2,816	1,726
Deferred payments liability	299	330
Other	1,761	1,020
Total other liabilities	$22,648	$17,783

(1)    The change in Borrowed funds relates to net cash flow changes of $(34) in 2022 (2021 — $31) and foreign exchange rate movements of $8 in 2022 (2021 — $nil).
(2)    Comprises financial liabilities related to acquisitions, including put option liabilities and financial liabilities due to NCI. Interest expense related to financial liabilities are $68 in 2022 (2021 — $64).

Other financial liabilities include contingent consideration payments and obligations to purchase remaining outstanding shares of certain SLC Management subsidiaries. These amounts are initially measured at fair value. For obligations to purchase remaining outstanding shares, the fair value is based on the expected average EBITDA using multiples in accordance with contractual terms as described in Note 5.A.ii During the year, these amounts were revised to reflect the change in expected cash flows, resulting in an increase in our liability of $96 (2021 — $187), which has been recognized in the Consolidated Statements of Operations.
12.B Borrowed Funds
Borrowed funds include the following:

As at December 31,	Currency of borrowing	Maturity	2022	2021
Encumbrances on real estate	Cdn. dollars	Current - 2032	$326	$323
Encumbrances on real estate	U.S. dollars	2023 - 2027	77	109
Total borrowed funds			$403	$432

Interest expense for the borrowed funds was $67 and $22 for 2022 and 2021, respectively. The aggregate maturities of borrowed funds are included in Note 6.